Shareholder Report, Holdings (Details)	Jul. 31, 2024
Carbon Collective Climate Solutions U.S. Equity ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Carbon Collective Climate Solutions U.S. Equity ETF | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Climate Solutions U.S. Equity ETF | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Li Auto, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Carbon Collective Climate Solutions U.S. Equity ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Climate Solutions U.S. Equity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Carbon Collective Climate Solutions U.S. Equity ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Carbon Collective Short Duration Green Bond ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | The AES Corp., 1.38%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Carbon Collective Short Duration Green Bond ETF | State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carbon Collective Short Duration Green Bond ETF | Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carbon Collective Short Duration Green Bond ETF | JPMorgan Chase & Co., 0.77% (SOFR + 0.49%), 08/09/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carbon Collective Short Duration Green Bond ETF | The PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carbon Collective Short Duration Green Bond ETF | Wells Fargo & Co., 4.54% (SOFR + 1.56%), 08/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carbon Collective Short Duration Green Bond ETF | Bank of America Corp., 1.53% (SOFR + 0.65%), 12/06/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | Avangrid, Inc., 3.20%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | Honda Motor Co. Ltd., 2.27%, 03/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Carbon Collective Short Duration Green Bond ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Carbon Collective Short Duration Green Bond ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Carbon Collective Short Duration Green Bond ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Short Duration Green Bond ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Carbon Collective Short Duration Green Bond ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Carbon Collective Short Duration Green Bond ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%